U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                         FORM 24F-2

                              Annual Notice of Securities Sold
                                   Pursuant to Rule 24f-2

                   Read instructions at end of Form before preparing Form. Please print or type.

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1.   Name and address of issuer:  Massachusetts Investors Growth Stock Fund
                                  500 Boylston Street
                                  Boston, MA  02116

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2.   The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of the issuer,  check the
box but do not list series or classes):   X

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3.   Investment Company Act File Number:
      811-0859

     Securities Act File Number: 2-14677
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4(a). Last day of fiscal year for which this notice is filed:  November  30,
      1997
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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction
A.2)

NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION
FEE DUE.
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4(c). Check box is this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold            $ 1,284,982,313
          during the fiscal year pursuant to                  ______________
          section 24(f):

   (ii) Aggregate price of securities redeemed              $ 1,013,582,965
          or repurchased during the fiscal year:              ______________

  (iii) Aggregate  price of securities  redeemed or         $    23,100,535
        repurchased  during any prior fiscal year             ______________
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the
        commission:


   (iv)   Total available  redemption  credits [add Items     $ 1,036,683,500
          5(ii)and 5(iii)]:                                   _______________
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     (v)    Net  sales-if  Item 5(i) is greater than Item     $  248,298,813
            5 (iv)[subtract Item 5(iv)from Item5(i)]:          ______________

   (vi)   Redemption credits available for use in future           $(0)
          years -if Item 5(i) is less than item 5(iv)           ___________
          [subtract Item5(iv) from Item 5(i)]:

  (vii)  Multiplier for determining registration fee             x0.000295
           (See Instruction C.9):                              _____________
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 (viii)     Registration  fee due  [multiply  item 5(v)     = $  73,248.15
            by item 5(vii)] (enter "0" if no fee is due):       _____________

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6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
securities (number of shares or other units ) deducted here:           .  If
there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  _______.
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7. Interest due - if this Form is being filed more than 90 days after the
   end of the issuer's fiscal year (see Instruction D):     +$____________

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8. Total of the amount of the registration fee due plus       = $73,248.15
   any interest due [line 5(viii) plus line 7]:              ______________

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository: February 24, 1998
       Method of Delivery - Wire Transfer

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                                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY
                           ------------------------------------------------

              James R. Bordewick, Jr., Assistant Secretary
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Date:  February 24, 1998
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*Please print the name and title of the signing officer below the signature.
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February 24, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re:     Rule 24f-2 Notice for Massachusetts Investors
          Growth Stock Fund (File Nos.:  811-0859, 2-14677)

Ladies and Gentlemen:

Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 are the following:

1. One copy of the Trust's Rule 24f-2 Notice with respect to its fiscal year ended November 30, 1997

2. In accordance with subsection (a) of Rule 24f-2, the registration fee of $73,248.15 has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania (wire reference #0224003467).

Please contact me collect at 617-954-5827 should you have any questions concerning this Notice.

Very truly yours,

MARK KAPLAN

Mark D. Kaplan
Assistant Counsel

Enclosures